VictoryShares WestEnd Dynamic Equity ETF Annual Fund Operating Expenses - VictoryShares WestEnd Dynamic Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
VictoryShares WestEnd Dynamic Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Acquired Fund Fees and Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.67%)	[3]
Net Expenses (as a percentage of Assets)	0.81%	[3]

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses reflect estimated acquired fund fees and expenses that the Fund expects to bear in the current fiscal year.
[3]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.70% through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.